Financial Risk Factors and Risk Management - Interest Rate Risk Factors (Details)	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Factors and Risk Management
Variable rate and short-maturity investments (as percent)	80.00%	48.00%
Fixed rate and long-maturity financing (as percent)	69.00%	83.00%